Income Tax - Schedule of Deferred Tax Assets/(Liabilities) Relates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of financial position [Member]
Schedule of Deferred Tax Assets/(Liabilities) Relates [Line Items]
Provisions
Accelerated depreciation for tax purposes	844	1,384
Losses available for offsetting against future taxable income
Deferred tax expense / (benefit)
Deferred tax assets	844	1,384
Consolidated statement of comprehensive income [Member]
Schedule of Deferred Tax Assets/(Liabilities) Relates [Line Items]
Provisions
Accelerated depreciation for tax purposes
Losses available for offsetting against future taxable income
Deferred tax assets